Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Total property and equipment	$ 164,938	$ 164,938
Less: Accumulated depreciation	$ (164,938)	(164,938)
Computers, peripheral, and scientific equipment
Summary of Significant Accounting Policies [Line Items]
Property, pant and equipment, useful life	3 years
Total property and equipment	$ 85,489	85,489
Office furniture and equipment
Summary of Significant Accounting Policies [Line Items]
Property, pant and equipment, useful life	3 years
Total property and equipment	$ 79,449	$ 79,449